UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q/A

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08637

The Pacific Corporate Group Private Equity Fund

(Exact name of registrant as specified in charter)

1200 Prospect Street, Suite 200, La Jolla, California, 92037

(Address of principal executive offices) (Zip code)

The Corporation Trust Company, Corporation Trust Center, 1209 Orange Street, Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 858-456-6000

Date of fiscal year end: 03/31/07

Date of reporting period: 06/30/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited)
(AS RESTATED, NOTE 7)
As of June 30, 2006
		Fair Value	Fair Value
Principal		% of	as a
Amount/		Shareholders’	% of
Cost	Fair Value	Equity(G)	Net Assets(G)
Direct Investments:

Manufacturing:
ADCO Global, Inc.
Raleigh, NC
Adhesives, sealants and coatings
8,638 shares of redeemable exchangeable
cumulative preferred stock; 10% PIK dividend	$863,700	$1,200,000
1,000 shares of common stock	1,000,000	1,000,000

Total Manufacturing	1,863,700	2,200,000	4.85%	4.85%

Telecommunications:
Integra Telecom, Inc.
Portland, OR
Facilities-based, integrated communications provider
4,000,000 shares of Series F preferred stock	1,000,000	0
Warrant to purchase 71,222 shares of Class A voting
common stock at $.05 per share, expiring 1/14/10	0	0
185,000 shares of Series H preferred stock	185,000	555,000
Warrant to purchase 637,788 shares of Class A voting
common stock at $.0005 per share, expiring 7/03/12	0	0

Total Telecommunications	1,185,000	555,000	1.22%	1.22%

Total Direct Investments (A)(B)	3,048,700	2,755,000	6.07%	6.07%

Indirect Investments:

International:
CVC European Equity Partners II L.P.	1,996,300	3,269,468	7.21%	7.21%
$7,500,000 original capital commitment
.397% limited partnership interest

Hicks, Muse, Tate & Furst Latin America Fund, L.P.	1,150,435	1,167,438	2.57%	2.57%
$2,500,000 original capital commitment
.260% limited partnership interest

Total International	3,146,735	4,436,906	9.78%	9.78%

Large Corporate Restructuring:
Apollo Investment Fund IV, L.P.	2,043,796	3,293,000	7.26%	7.26%
$5,000,000 original capital commitment
.139% limited partnership interest

Hicks, Muse, Tate & Furst Equity Fund IV, L.P.	628,971	617,465	1.36%	1.36%
$5,000,000 original capital commitment
.124% limited partnership interest

Total Large Corporate Restructuring	2,672,767	3,910,465	8.62%	8.62%

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited)
(AS RESTATED, NOTE 7), continued
As of June 30, 2006
		Fair Value	Fair Value
Principal		% of	as a
Amount/		Shareholders’	% of
Cost	Fair Value	Equity(G)	Net Assets(G)
Medium Corporate Restructuring:
Aurora Equity Partners II L.P.	$2,534,372	$4,706,152	10.37%	10.37%
$5,000,000 original capital commitment
.663% limited partnership interest

Fenway Partners Capital Fund II, L.P.	3,913,254	4,713,679	10.39%	10.39%
$5,000,000 original capital commitment
.550% limited partnership interest

Parthenon Investors, L.P.	2,341,191	2,240,488	4.94%	4.94%
$3,500,000 original capital commitment
.990% limited partnership interest

Thomas H. Lee Equity Fund IV, L.P.	2,442,835	2,194,161	4.84%	4.84%
$10,000,000 original capital commitment
.342% limited partnership interest

Total Medium Corporate Restructuring	11,231,652	13,854,480	30.54%	30.54%

Sector Focused:
First Reserve Fund VIII, L.P.	2,233,189	3,239,000	7.14%	7.14%
$5,000,000 original capital commitment
.616% limited partnership interest

Providence Equity Partners III, L.P.	172,478	128,325	0.28%	0.28%
Providence Equity Offshore Partners III, L.P.	29,662	5,535	0.01%	0.01%
$3,500,000 original capital commitment	202,140	133,860	0.29%	0.29%
.372% limited partnership interest

VS&A Communications Partners III, L.P.	1,164,819	1,108,659	2.44%	2.44%
$3,000,000 original capital commitment
.293% limited partnership interest

Total Sector Focused	3,600,148	4,481,519	9.87%	9.87%

Small Corporate Restructuring:
American Securities Partners II, L.P.	240,637	216,058	0.48%	0.48%
$5,000,000 original capital commitment
1.429% limited partnership interest

Sentinel Capital Partners II, L.P.	1,055,771	812,984	1.79%	1.79%
$5,000,000 original capital commitment
3.973% limited partnership interest

Washington & Congress Capital Partners, L.P.
(f/k/a Triumph Partners III, L.P.)	1,480,535	1,036,308	2.28%	2.28%
$5,000,000 original capital commitment
.831% limited partnership interest

Total Small Corporate Restructuring	2,776,943	2,065,350	4.55%	4.55%

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited)
(AS RESTATED, NOTE 7), continued
As of June 30, 2006
		Fair Value	Fair Value
Principal		% of	as a
Amount/		Shareholders’	% of
Cost	Fair Value	Equity(G)	Net Assets(G)
Venture Capital:
Alta California Partners II, L.P.	$1,786,541	$1,562,858	3.45%	3.45%
$4,000,000 original capital commitment
1.783% limited partnership interest

Atlas Venture Fund IV, L.P.	220,357	175,335	0.39%	0.39%
$1,540,000 original capital commitment
.381% limited partnership interest

Bedrock Capital Partners I, L.P.	298,754	244,583	0.54%	0.54%
$5,000,000 original capital commitment
4.189% limited partnership interest

Sprout Capital VIII, L.P.	1,186,032	1,081,577	2.38%	2.38%
$5,000,000 original capital commitment
.667% limited partnership interest

Total Venture Capital	3,491,684	3,064,353	6.76%	6.76%

Total Indirect Investments	26,919,929	31,813,073	70.12%	70.12%

Total Portfolio Investments	$29,968,629	$34,568,073	76.19%	76.19%

(A)
In June 2006, the Trust received net proceeds of $361,469 representing an earn-out payment in connection with the 2005 sale of VS&A Hanley Wood LLC resulting in a realized gain of $363,469 for the quarter ended June 30, 2006.

(B)
In August 2006, the Trust received $452,055 representing the release of a holdback payment in connection with the 2005 sale of VS&A Hanley-Wood LLC. The payment resulted in an increase in escrow receivable and a realized gain of $226,027 as of June 30, 2006.

(C)
The restatement discussed in Note 7 resulted in a change in shareholders’ equity and net assets. The percentages presented in this consolidated schedule of portfolio investments have been restated to reflect the change in shareholders’ equity and net assets. A summary of the principle effects of the restatement on the percentages follows.

As Previously	As
Reported	Restated
Total Direct Investments	5.89%	6.07%
Total Indirect Investments	67.94%	70.12%

Total Portfolio Investments	73.83%	76.19%

There were no changes made to the principal amount/cost or fair value of investments as of June 30, 2006.

Item 2. Controls and Procedures.

Controls and Procedures.

(a) In connection with the original filing of the Registrant’s From N-Q, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) were effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of such report.

However, subsequent to the filing of the Registrant’s Form N-Q for the quarter ended June 30, 2006, management identified a material error, which among other things, resulted in an understatement of income tax expense and an overstatement of the net asset value reported in the Registrant’s consolidated financial statements for its fiscal year ended March 31, 2006 and for the quarter ended June 30, 2006. As a result, the Registrant has restated its consolidated financial statements appearing in its annual report for the fiscal year ended March 31, 2006 and its consolidated financial statements for the quarter ended June 30, 2006. Due to the error, management re-evaluated the Registrant’s internal controls over financial reporting as of March 31, 2006 and June 30, 2006, and concluded that they were not effective after the material weakness was identified concerning income tax accounting with respect to investments held through the Registrant’s Taxable Subsidiaries.

Prior to the date of this filing on Form N-Q/A, management and the Registrant’s administrator have implemented changes to strengthen the Registrant’s internal control over financial reporting for income taxes relating to the Registrant’s Taxable Subsidiaries, including increasing the level of discussion and documentation between management and the Registrant’s administrator with respect to investment activities of the Taxable Subsidiaries and conducting a detailed review of income tax provisions related to such activities.

In connection with the filing of this restated Form N-Q/A, the Registrant’s principal executive officer and principal financial officer have re-evaluated the Registrant’s disclosure controls and procedures and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) were effective at the reasonable assurance level as of a date within 90 days of the filing date of this Form N-Q/A.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications attached hereto.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Pacific Corporate Group Private Equity Fund

By /s/ Christopher J. Bower
Christopher J. Bower
President / Principal Executive Officer

Date: December 1, 2006

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Christopher J. Bower
Christopher J. Bower
President / Principal Executive Officer

Date: December 1, 2006

By /s/ Samantha Sacks
Samantha Sacks
Vice President, Treasurer and Secretary/ Principal Financial Officer

Date: December 1, 2006